Cash and cash equivalents	6 Months Ended
Sep. 30, 2022
Cash and cash equivalents
Cash and cash equivalents

4.Cash and cash equivalents

Cash and cash equivalents consisted of the following:

	As of
	September 30, 2022	March 31, 2022
Cash on hand	$384	$429
Bank balances	22,544,298	23,833,460
Other monetary funds	211	236
Total	$22,544,893	$23,834,125